AQUILA THREE PEAKS HIGH INCOME FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2020 (unaudited)

Principal Amount	Corporate Bonds (98.5%)	Value	(a)
	Communication Services (6.3%)
	Advertising Sales (0.7%)
	Outfront Media Capital LLC/Outfront Media Capital Corp.
$1,200,000	6.250%, 06/15/25 144A	$1,236,000

	Broadcast Services/Program (0.9%)
	Univision Communications, Inc.
875,000	5.125%, 02/15/25 144A	829,063
875,000	6.625%, 06/01/27 144A	854,219
		1,683,282
	Cable/Satellite TV (1.9%)
	Dish DBS Corp.
850,000	5.000%, 03/15/23	867,000

	Midcontinent Communications/Midcontinent Finance Corp
925,000	5.375%, 08/15/27 144A	950,438

	Radiate Holdco LLC/Radiate Finance Inc
732,000	4.500%, 09/15/26 144A	731,846
732,000	6.500%, 09/15/28 144A	750,126
		3,299,410
	Computer Software (0.7%)
	Rackspace Technology Global, Inc.
1,175,000	8.625%, 11/15/24 144A	1,230,460

	E-Commerce/Services (0.7%)
	Go Daddy Operating Co. LLC
1,125,000	5.250%, 12/01/27 144A	1,170,641

	Telecommunication Services (0.4%)
	QualityTech LP/QTS Finance Corp
732,000	3.875%, 10/01/28 144A†	734,108

	Telephone - Integrated (1.0%)
	Consolidated Communications, Inc.
732,000	6.500%, 10/01/28 144A	746,640

	Level 3 Financing, Inc.
925,000	5.375%, 05/01/25	952,866
		1,699,506
	Total Communication Services	11,053,407

AQUILA THREE PEAKS HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2020 (unaudited)

Principal Amount	Corporate Bonds (continued)	Value	(a)
	Consumer Discretionary (21.3%)
	Apparel Manufacturers (0.6%)
	Under Armour, Inc.
$1,100,000	3.250%, 06/15/26	$1,036,750

	Auto - Cars/Light Trucks (1.0%)
	Tesla, Inc.
1,750,000	5.300%, 08/15/25 144A	1,811,250

	Building - Mobile Home/Manufactured Housing (1.5%)
	Picasso Finance Sub, Inc.
1,400,000	6.125%, 06/15/25 144A	1,507,996

	Winnebago Industries, Inc.
1,097,000	6.250%, 07/15/28 144A	1,154,593
		2,662,589
	Building - Residential/Commercial (2.8%)
	Century Communities, Inc.
1,000,000	5.875%, 07/15/25	1,039,500
1,000,000	6.750%, 06/01/27	1,060,000

	LGI Homes, Inc.
900,000	6.875%, 07/15/26 144A	942,750

	Shea Homes LP/Shea Homes Funding Corp
900,000	4.750%, 02/15/28 144A	897,750

	Tri Pointe Group, Inc.
850,000	5.700%, 06/15/28	930,750
		4,870,750
	Building & Construction - Miscellaneous (0.7%)
	TopBuild Corp.
1,275,000	5.625%, 05/01/26 144A	1,316,438

	Casinos & Gaming (2.9%)
	Boyd Gaming Corp.
900,000	8.625%, 06/01/25 144A	986,652
1,000,000	6.375%, 04/01/26	1,041,190

	Colt Merger Sub, Inc.
1,100,000	6.250%, 07/01/25 144A	1,146,750

AQUILA THREE PEAKS HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2020 (unaudited)

Principal Amount	Corporate Bonds (continued)	Value	(a)
	Consumer Discretionary (continued)
	Casinos & Gaming (continued)
	Scientific Games International, Inc.
$900,000	8.625%, 07/01/25 144A	$939,128
875,000	8.250%, 03/15/26 144A	915,696
		5,029,416
	Consumer Services (0.6%)
	The ServiceMaster Co. LLC
1,100,000	5.125%, 11/15/24 144A	1,124,750

	Food - Catering (0.4%)
	Aramark Services, Inc.
625,000	6.375%, 05/01/25 144A	651,047

	Hotels & Motels (2.4%)
	Hilton Domestic Operating Co., Inc.
925,000	5.125%, 05/01/26	949,281

	Marriott Ownership Resorts Inc./ILG LLC
1,275,000	6.500%, 09/15/26	1,309,068

	Wyndham Destinations, Inc.
875,000	6.625%, 07/31/26 144A	916,659

	Wyndham Hotels & Resorts, Inc.
1,100,000	5.375%, 04/15/26 144A	1,119,250
		4,294,258
	Racetracks (1.6%)
	Churchill Downs, Inc.
1,000,000	5.500%, 04/01/27 144A	1,043,800
500,000	4.750%, 01/15/28 144A	502,500

	Penn National Gaming, Inc.
1,300,000	5.625%, 01/15/27 144A	1,348,490
		2,894,790
	Retail - Apparel/Shoes (1.7%)
	L Brands, Inc.
1,750,000	9.375%, 07/01/25 144A	2,008,125
1,000,000	7.500%, 06/15/29	1,045,000
		3,053,125
	Retail - Arts & Crafts (0.4%)
	Michaels Stores, Inc.
732,000	4.750%, 10/01/27 144A	725,595

AQUILA THREE PEAKS HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2020 (unaudited)

Principal Amount	Corporate Bonds (continued)	Value	(a)
	Consumer Discretionary (continued)
	Retail - Automobile (2.1%)
	Asbury Automotive Group, Inc.
$440,000	4.750%, 03/01/30 144A	$443,300

	Carvana Co.
915,000	5.625%, 10/01/25 144A	902,419
915,000	5.875%, 10/01/28 144A	903,563

	Ken Garff Automotive LLC
731,000	4.875%, 09/15/28 144A	719,121

	Lithia Motors, Inc.
732,000	4.375%, 01/15/31 144A†	732,000
		3,700,403
	Retail - Perfume & Cosmetics (0.7%)
	Sally Holdings LLC
1,250,000	5.625%, 12/01/25	1,266,713

	Retail - Restaurants (0.8%)
	IRB Holding Corp.
1,325,000	7.000%, 06/15/25 144A	1,412,781

	Toys (1.1%)
	Mattel, Inc.
1,750,000	6.750%, 12/31/25 144A	1,846,250
	Total Consumer Discretionary	37,696,905

	Consumer Staples (8.8%)
	Batteries/Battery Systems (0.6%)
	Energizer Holdings, Inc.
925,000	7.750%, 01/15/27 144A	1,010,563

	Consumer Products - Miscellaneous (1.5%)
	Central Garden & Pet Co.
1,325,000	6.125%, 11/15/23	1,349,844

	Spectrum Brands, Inc.
1,350,000	5.750%, 07/15/25	1,391,850
		2,741,694
	Food - Miscellaneous/Diversified (1.0%)
	B&G Foods, Inc.
900,000	5.250%, 04/01/25	924,750

	Post Holdings, Inc.
875,000	5.750%, 03/01/27 144A	919,844
		1,844,594

AQUILA THREE PEAKS HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2020 (unaudited)

Principal Amount	Corporate Bonds (continued)	Value	(a)
	Consumer Staples (continued)
	Food - Retail (2.2%)
	Albertsons Companies, Inc./Safeway, Inc.
$1,461,000	5.750%, 03/15/25	$1,507,095
1,100,000	5.875%, 02/15/28 144A	1,174,250

	Ingles Markets, Inc.
1,224,000	5.750%, 06/15/23	1,241,381
		3,922,726
	Food - Wholesale/Distributors (2.2%)
	Performance Food Group, Inc.
365,000	5.500%, 06/01/24 144A	365,000
825,000	6.875%, 05/01/25 144A	878,625
875,000	5.500%, 10/15/27 144A	901,250

	US Foods, Inc.
1,650,000	5.875%, 06/15/24 144A	1,660,808
		3,805,683
	Vitamins & Nutrition Products (1.3%)
	Herbalife Nutrition Ltd.
2,075,000	7.875%, 09/01/25 144A	2,228,031
	Total Consumer Staples	15,553,291

	Energy (4.5%)
	Midstream Oil & Gas (3.9%)
	EnLink Midstream Partners LP
875,000	4.850%, 07/15/26	756,971

	Genesis Energy LP
1,350,000	6.000%, 05/15/23	1,225,125

	Global Partners LP/GLP Finance Corp
1,100,000	7.000%, 08/01/27	1,121,043

	New Fortress Energy, Inc.
1,675,000	6.750%, 09/15/25 144a	1,751,213

	NuStar Logistics LP
579,000	5.750%, 10/01/25	597,991
579,000	6.375%, 10/01/30	600,713

	PBF Logistics LP
875,000	6.875%, 05/15/23	822,500
		6,875,556

AQUILA THREE PEAKS HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2020 (unaudited)

Principal Amount	Corporate Bonds (continued)	Value	(a)
	Energy (continued)
	Oil Refining & Marketing (0.6%)
	PBF Holding Co. LLC
$1,350,000	7.250%, 06/15/25	$1,019,250
	Total Energy	7,894,806

	Financials (17.6%)
	Finance - Auto Loans (0.6%)
	Ally Financial, Inc.
900,000	5.750%, 11/20/25	1,010,321

	Finance - Investment Banker/Broker (1.8%)
	LPL Holdings, Inc.
3,125,000	5.750%, 09/15/25 144A	3,238,078

	Finance - Mortgage Loan/Banker (0.5%)
	Quicken Loans LLC
900,000	5.250%, 01/15/28 144A	948,294

	Financial Guarantee Insurance (0.4%)
	NMI Holdings, Inc.
660,000	7.375%, 06/01/25 144A	705,375

	Investment Management/Advisor Services (1.4%)
	NFP Corp.
900,000	7.000%, 05/15/25 144A	954,000
1,462,000	6.875%, 08/15/28 144A	1,477,863
		2,431,863
	Real Estate Management/Service (0.6%)
	Cushman & Wakefield US
925,000	6.750%, 05/15/28 144A	960,289

	Real Estate Operation/Development (0.4%)
	The Howard Hughes Corp.
729,000	5.375%, 08/01/28 144A	726,594

	REITS - Diversified (2.7%)
	HAT Holdings I LLC
1,000,000	6.000%, 04/15/25 144A	1,065,300

	iStar, Inc.
2,885,000	5.500%, 02/15/26	2,703,822

	New Residential Investment Corp.
915,000	6.250%, 10/15/25 144a	901,714
		4,670,836

AQUILA THREE PEAKS HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2020 (unaudited)

Principal Amount	Corporate Bonds (continued)	Value	(a)
	Financials (continued)
	REITS - Healthcare (3.8%)
	Diversified Healthcare Trust
$3,525,000	9.750%, 06/15/25	$3,943,770
2,750,000	4.750%, 02/15/28	2,420,000

	MPT Operating Partnership LP
375,000	5.250%, 08/01/26	386,250
		6,750,020
	REITS - Hotels (4.9%)
	ESH Hospitality, Inc.
2,050,000	5.250%, 05/01/25 144A	2,070,500
850,000	4.625%, 10/01/27 144A	834,080

	Park Intermediate Holdings LLC
1,300,000	7.500%, 06/01/25 144A	1,384,240

	RHP Hotel Properties LP/RHP Finance Corp
1,050,000	4.750%, 10/15/27	967,491

	Service Properties Trust
1,500,000	4.350%, 10/01/24	1,357,230
1,325,000	4.950%, 10/01/29	1,136,188

	XHR LP
900,000	6.375%, 08/15/25 144A	900,000
		8,649,729
	REITS - Storage (0.5%)
	Iron Mountain, Inc.
875,000	5.250%, 03/15/28 144A	911,094
	Total Financials	31,002,493

	Healthcare (10.3%)
	Diagnostic Equipment (1.3%)
	Avantor, Inc.
2,225,000	6.000%, 10/01/24 144A	2,325,125

	Medical Information Systems (1.6%)
	Change Healthcare Holdings LLC
2,825,000	5.750%, 03/01/25 144A	2,860,313

	Medical Laboratories & Testing Services (3.0%)
	Catalent Pharma Solutions, Inc.
2,750,000	4.875%, 01/15/26 144A	2,805,000

AQUILA THREE PEAKS HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2020 (unaudited)

Principal Amount	Corporate Bonds (continued)	Value	(a)
	Healthcare (continued)
	Medical Laboratories & Testing Services (continued)
	IQVIA, Inc.
$975,000	5.000%, 05/15/27 144A	$1,022,356

	MEDNAX, Inc.
1,475,000	6.250%, 01/15/27 144A	1,530,254
		5,357,610
	Medical - Drugs (0.6%)
	Bausch Health Americas, Inc.
925,000	9.250%, 04/01/26 144A	1,017,500

	Medical - HMO (2.1%)
	Centene Corp.
975,000	5.375%, 08/15/26 144A	1,032,696

	Magellan Health, Inc.
800,000	4.900%, 09/22/24	823,368

	Molina Healthcare, Inc.
850,000	4.875%, 06/15/25 144A	867,000

	Polaris Intermediate Corp.
1,050,000	8.500%, 12/01/22 144A	1,068,375
		3,791,439
	Medical - Hospitals (0.5%)
	Acadia Healthcare Co., Inc.
900,000	5.625%, 02/15/23	905,625

	Medical - Wholesale Drug Distribution (1.0%)
	AdaptHealth LLC
1,645,000	6.125%, 08/01/28 144A	1,702,904

	Physical Therapy/Rehabilitation Centers (0.2%)
	Encompass Health Corp.
300,000	5.750%, 09/15/25	309,000
	Total Healthcare	18,269,516

	Industrials (14.7%)
	Aerospace/Defense - Equipment (0.8%)
	Howmet Aerospace, Inc.
500,000	6.875%, 05/01/25	552,500

	Transdigm, Inc.
925,000	6.500%, 05/15/25	922,109
		1,474,609

AQUILA THREE PEAKS HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2020 (unaudited)

Principal Amount	Corporate Bonds (continued)	Value	(a)
	Industrials (continued)
	Building & Construction Products - Miscellaneous (0.5%)
	Builders FirstSource, Inc.
$850,000	6.750%, 06/01/27 144A	$910,563

	Building Products - Doors & Windows (0.8%)
	Cornerstone Building Brands, Inc.
900,000	8.000%, 04/15/26 144A	945,000
440,000	6.125%, 01/15/29 144A	444,400
		1,389,400
	Data Processing/Management (0.9%)
	The Dunn & Bradstreet Corp.
1,400,000	10.250%, 02/15/27 144A	1,585,500

	Distribution/Wholesale (1.1%)
	H&E Equipment Services, Inc.
1,025,000	5.625%, 09/01/25	1,068,563

	KAR Auction Services, Inc.
850,000	5.125%, 06/01/25 144A	849,983
		1,918,546
	E-Commerce/Services (0.5%)
	Uber Technologies, Inc.
850,000	8.000%, 11/01/26 144A	905,250

	Electric Products - Miscellaneous (1.1%)
	WESCO Distribution, Inc.
1,225,000	5.375%, 06/15/24	1,257,156
625,000	7.125%, 06/15/25 144A	680,813
		1,937,969
	Engineering/Research & Development Services (0.3%)
	AECOM
525,000	5.875%, 10/15/24	568,257

	Human Resources (0.8%)
	ASGN, Inc.
1,450,000	4.625%, 05/15/28 144A	1,455,974

	Machinery - General Industry (0.8%)
	Tennant Co.
1,300,000	5.625%, 05/01/25	1,349,140

	Protection - Safety (2.0%)
	APX Group, Inc.
1,755,000	6.750%, 02/15/27 144A	1,820,813

AQUILA THREE PEAKS HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2020 (unaudited)

Principal Amount	Corporate Bonds (continued)	Value	(a)
	Industrials (continued)
	Protection - Safety (continued)
	Prime Security Services Borrower LLC
$1,675,000	6.250%, 01/15/28 144A	$1,695,938
		3,516,751
	Rental Auto/Equipment (0.3%)
	Herc Holdings, Inc.
440,000	5.500%, 07/15/27 144A	455,246

	Retail - Building Products (1.0%)
	Beacon Roofing Supply, Inc.
1,750,000	4.875%, 11/01/25 144A	1,715,000

	Transportation - Rail (1.0%)
	Watco Cos LLC
1,800,000	6.500%, 06/15/27 144A	1,841,625

	Transportation - Truck (0.3%)
	XPO Logistics, Inc.
440,000	6.750%, 08/15/24 144A	466,048

	Waste Management (2.5%)
	Covanta Holding Corp.
1,350,000	5.875%, 07/01/25	1,395,563

	GFL Environmental, Inc.
1,500,000	5.125%, 12/15/26 144A	1,560,000
1,000,000	8.500%, 05/01/27 144A	1,085,000

	Waste Pro USA, Inc.
440,000	5.500%, 02/15/26 144A	445,276
		4,485,839
	Total Industrials	25,975,717

	Information Technology (11.1%)
	Aerospace/Defense (0.8%)
	SSL Robotics LLC
1,250,000	9.750%, 12/31/23 144A	1,376,850

	Applications Software (1.0%)
	SS&C Technologies, Inc.
1,725,000	5.500%, 09/30/27 144A	1,833,192

AQUILA THREE PEAKS HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2020 (unaudited)

Principal Amount	Corporate Bonds (continued)	Value	(a)
	Information Technology (continued)
	Commercial Services - Finance (1.5%)
	MPH Acquisition Holdings LLC
$875,000	7.125%, 06/01/24 144A	$899,063

	Sabre GLBL, Inc.
900,000	7.375%, 09/01/25 144A	909,000

	Wex, Inc.
900,000	4.750%, 02/01/23 144A	901,125
		2,709,188
	Computer Hardware & Storage (1.6%)
	Dell International LLC/EMC Corp.
2,650,000	7.125%, 06/15/24 144A	2,756,795

	Computer Services (0.6%)
	Science Applications International Corp.
1,075,000	4.875%, 04/01/28 144A	1,091,437

	Computer Software (1.0%)
	BY Crown Parent LLC / BY Bond Finance Inc.
900,000	4.250%, 01/31/26 144A	916,313

	Logan Merger Sub, Inc.
900,000	5.500%, 09/01/27 144A	913,500
		1,829,813
	Engineering/Research & Development Services (0.4%)
	KBR, Inc.
732,000	4.750%, 09/30/28 144A	736,575

	Telecommunication Equipment (2.4%)
	Avaya, Inc.
1,580,000	6.125%, 09/15/28 144A	1,613,575

	CommScope, Inc.
875,000	8.250%, 03/01/27 144A	910,000

	CommScope Technologies LLC
1,632,000	6.000%, 06/15/25 144A	1,654,114
		4,177,689
	Telecommunication Services (0.9%)
	GCI LLC
1,463,000	4.750%, 10/15/28 144A†	1,481,302

	Wireless Equipment (0.9%)
	ViaSat, Inc.
1,675,000	5.625%, 09/15/25 144A	1,641,500
	Total Information Technology	19,634,341

AQUILA THREE PEAKS HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2020 (unaudited)

Principal Amount	Corporate Bonds (continued)	Value	(a)
	Materials (3.4%)
	Chemicals - Specialty (0.9%)
	Methanex Corp.
$1,100,000	5.125%, 10/15/27	$1,094,500

	Valvoline, Inc.
440,000	4.250%, 02/15/30 144A	448,800
		1,543,300

	Containers - Metal/Glass (1.0%)
	Mauser Packaging Solutions Holding Co.
850,000	5.500%, 04/15/24 144A	853,009
900,000	7.250%, 04/15/25 144A	847,125
		1,700,134
	Containers - Paper/Plastic (1.5%)
	Berry Global, Inc.
181,000	5.125%, 07/15/23	183,733
875,000	5.625%, 07/15/27 144A	917,656

	Graham Packaging Co. Inc.
850,000	7.125%, 08/15/28 144A	885,063

	Intelligent Packaging Ltd. Finco Inc./Intelligent Packaging Ltd. Co-Issuer LLC
730,000	6.000%, 09/15/28 144A	740,257
		2,726,709
	Total Materials	5,970,143

	Utilities (0.5%)
	Independent Power Producer (0.5%)
	Calpine Corp.
850,000	5.125%, 03/15/28 144A	879,750
	Total Corporate Bonds (cost $172,082,742)	173,930,369

Shares	Mutual Fund (0.6%)
12,000	Ishares Iboxx High Yield Corporate Bond ETF (cost $953,158)	1,006,800

	Short-Term Investment (3.7%)
6,575,679	Dreyfus Treasury Obligations Cash Management - Institutional Shares, 0.01%* (cost $6,575,679)	6,575,679

Total Investments (cost $179,611,579 - note b)	102.8%	181,512,848
Other assets less liabilities	(2.8)	(4,974,743)
Net Assets	100.0%	$176,538,105

AQUILA THREE PEAKS HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2020 (unaudited)

Portfolio Distribution	Percentage of Investments
Advertising Sales	0.7%
Aerospace/Defense	0.8
Aerospace/Defense - Equipment	0.8
Apparel Manufacturers	0.6
Applications Software	1.0
Auto - Cars/Light Trucks	1.0
Batteries/Battery Systems	0.6
Broadcast Services/Program	1.0
Building - Mobile Home/Manufactured Housing	1.5
Building Products - Doors & Windows	0.8
Building - Residential/Commercial	2.8
Building & Construction - Miscellaneous	0.7
Building & Construction Products - Miscellaneous	0.5
Cable/Satellite TV	1.9
Casinos & Gaming	2.9
Chemicals - Specialty	0.9
Commercial Services - Finance	1.5
Computer Hardware & Storage	1.6
Computer Services	0.6
Computer Software	1.7
Consumer Products - Miscellaneous	1.6
Consumer Services	0.6
Containers - Metal/Glass	1.0
Containers - Paper/Plastic	1.6
Data Processing/Management	0.9
Diagnostic Equipment	1.3
Distribution/Wholesale	1.1
E-Commerce/Services	1.2
Electric Products - Miscellaneous	1.1
Engineering/Research & Development Services	0.7
Finance - Auto Loans	0.6
Finance - Investment Banker/Broker	1.8
Finance - Mortgage Loan/Banker	0.5
Financial Guarantee Insurance	0.4
Food - Catering	0.4
Food - Miscellaneous/Diversified	1.1
Food - Retail	2.2
Food - Wholesale/Distributors	2.2
Hotels & Motels	2.5
Human Resources	0.8
Independent Power Producer	0.5
Investment Management/Advisor Services	1.4
Machinery - General Industry	0.8
Medical - Drugs	0.6
Medical - HMO	2.2
Medical - Hospitals	0.5

See accompanying notes to financial statements.

AQUILA THREE PEAKS HIGH INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2020 (unaudited)

Portfolio Distribution	Percentage of Investments
Medical - Wholesale Drug Distribution	1.0
Medical Information Systems	1.6
Medical Laboratories & Testing Services	3.1
Midstream Oil & Gas	3.9
Oil Refining & Marketing	0.6
Physical Therapy/Rehabilitation Centers	0.2
Protection - Safety	2.0
Racetracks	1.7
Real Estate Management/Service	0.6
Real Estate Operation/Development	0.4
REITS - Diversified	2.7
REITS - Healthcare	3.9
REITS - Hotels	4.9
REITS - Storage	0.5
Rental Auto/Equipment	0.3
Retail - Apparel/Shoes	1.7
Retail - Arts & Crafts	0.4
Retail - Automobile	2.1
Retail - Building Products	1.0
Retail - Perfume & Cosmetics	0.7
Retail - Restaurants	0.8
Telecommunication Equipment	2.4
Telecommunication Services	1.2
Telephone - Integrated	1.0
Toys	1.1
Transportation - Rail	1.1
Transportation - Truck	0.3
Vitamins & Nutrition Products	1.3
Waste Management	2.6
Wireless Equipment	0.9
Mutual Fund	0.6
100.0%

ETF- Exchange-Traded Fund

* The rate is an annualized seven-day yield at period end.

† Security purchased on a delayed delivery or when-issued basis.

Note: 144A – Private placement subject to SEC rule 144A, which modifies a two-year holding period requirement to permit qualified institutional buyers to trade these securities among themselves, thereby significantly improving the liquidity of these securities.

See accompanying notes to financial statements.

AQUILA THREE PEAKS HIGH INCOME FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2020 (unaudited)

(a)       Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b)       At September 30, 2020, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $179,611,579 amounted to $1,901,269, which consisted of aggregate gross unrealized appreciation of $3,060,982 and aggregate gross unrealized depreciation of $1,159,713.

(c)       Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of September 30, 2020:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices
Short-Term Investment	$ 7,582,479
Level 2 – Other Significant Observable Inputs:
Corporate Obligations	173,930,369
Level 3 – Significant Unobservable Inputs	—
Total	$ 181,512,848
+ See schedule of investments for a detailed listing of securities.

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2020 (unaudited)

Shares	Common Stocks (99.0%)	Market Value	(a)
	Communication Services (4.1%)
	Cable/Satellite TV (1.8%)
3,970	Charter Communications, Inc.+	$2,478,630
250,924	Sirius XM Holdings, Inc.	1,344,953
		3,823,583
	Cellular Telecom (1.6%)
29,676	T-Mobile US, Inc.+	3,393,747

	Computer Software (0.7%)
72,994	Rackspace Technology, Inc.+	1,408,054
	Total Communication Services	8,625,384

	Consumer Discretionary (6.5%)
	Building - Residential/Commercial (0.6%)
28,411	PulteGroup, Inc.	1,315,145

	Distribution/Wholesale (0.8%)
60,004	LKQ Corp.+	1,663,911

	Funeral Service & Related Items (1.2%)
58,991	Service Corp. International	2,488,240

	Hotels & Motels (0.5%)
20,514	Wyndham Hotels & Resorts, Inc.	1,035,957

	Racetracks (0.8%)
10,284	Churchill Downs, Inc.	1,684,725

	Recreational Vehicles (0.3%)
7,192	Polaris, Inc.	678,493

	Retail - Auto Parts (0.4%)
8,080	Genuine Parts Co.	768,974

	Retail - Discount (0.7%)
15,233	Dollar Tree, Inc.+	1,391,382

	Retail - Restaurants (0.6%)
3,184	Domino's Pizza, Inc.	1,354,092

	Toys (0.6%)
106,311	Mattel, Inc.+	1,243,839
	Total Consumer Discretionary	13,624,758

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2020 (unaudited)

Shares	Common Stocks (continued)	Market Value	(a)
	Consumer Staples (4.1%)
	Brewery (1.4%)
15,303	Constellation Brands, Inc.	$2,900,072

	Food - Miscellaneous/Diversified (0.9%)
27,912	Lamb Weston Holdings, Inc.	1,849,728

	Food - Retail (0.6%)
101,279	Albertsons Companies, Inc.+	1,402,714

	Food - Wholesale/Distributors (1.2%)
32,453	Grocery Outlet Holding Corp.+	1,276,052
37,835	Performance Food Group Co.+	1,309,848
		2,585,900
	Total Consumer Staples	8,738,414

	Energy (0.9%)
	Midstream Oil & Gas (0.6%)
47,101	Oneok, Inc.	1,223,684

	Oil Refining & Marketing (0.3%)
13,978	Valero Energy Corp.	605,527
	Total Energy	1,829,211

	Financials (14.2%)
	Finance - Auto Loans (1.2%)
103,894	Ally Financial, Inc.	2,604,623

	Finance - Commercial (0.2%)
9,793	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	413,950

	Finance - Credit Card (0.5%)
18,601	Discover Financial Services	1,074,766

	Finance - Investment Banker/Broker (1.4%)
37,619	LPL Financial Holdings, Inc.	2,884,249

	Finance - Other Services (1.6%)
28,112	Nasdaq, Inc.	3,449,624

	Insurance Brokers (2.9%)
28,723	Arthur J Gallagher & Co.	3,032,574
67,173	Brown & Brown, Inc.	3,040,922
		6,073,496
	Investment Management/Advisor Service (0.9%)
11,844	Ameriprise Financial, Inc.	1,825,279

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2020 (unaudited)

Shares	Common Stocks (continued)	Market Value	(a)
	Financials (continued)
	REITS - Diversified (2.7%)
16,340	Crown Castle International Corp.	$2,720,610
5,874	Digital Realty Trust, Inc.	862,068
24,447	Duke Realty Corp.	902,094
1,639	Equinix, Inc.	1,245,853
		5,730,625
	REITS - Single Tenant (1.5%)
21,243	Realty Income Corp.	1,290,512
66,093	Store Capital Corp.	1,812,931
		3,103,443
	REITS - Warehouse/Industrial (1.3%)
77,064	Americold Realty Trust	2,755,038
	Total Financials	29,915,093

	Healthcare (15.0%)
	Diagnostic Equipment (1.2%)
109,916	Avantor, Inc.+	2,472,011

	Medical Equipment (1.2%)
7,803	Teleflex, Inc.	2,656,297

	Medical Information Systems (1.3%)
190,536	Change Healthcare Holdings LLC+	2,764,677

	Medical Laboratories & Testing Services (3.9%)
38,542	Catalent, Inc.+	3,301,508
25,661	IQVIA Holdings, Inc.+	4,044,943
5,000	Laboratory Corp. of America Holdings+	941,350
		8,287,801
	Medical Products (2.4%)
28,908	Hill-Rom Holdings, Inc.	2,414,107
12,296	Hologic, Inc.+	817,315
13,587	Zimmer Biomet Holdings, Inc.	1,849,734
		5,081,156
	Medical - Biomedical/Gene (1.3%)
5,225	Bio-Rad Laboratories, Inc.+	2,693,279

	Medical - Drugs (0.8%)
16,799	PRA Health Sciences, Inc.+	1,704,091

	Medical - HMO (0.8%)
28,229	Centene Corp.+	1,646,598

	Medical - Hospitals (1.1%)
17,932	HCA Healthcare, Inc.	2,235,762

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2020 (unaudited)

Shares	Common Stocks (continued)	Market Value	(a)
	Healthcare (continued)
	Veterinary Diagnostics (1.0%)
77,733	Elanco Animal Health, Inc.+	$2,171,083
	Total Healthcare	31,712,755

	Industrials (20.0%)
	Aerospace/Defense - Equipment (2.3%)
18,344	L3 Harris Technologies, Inc.	3,115,545
5,533	Teledyne Technologies, Inc.+	1,716,392
		4,831,937
	Building & Construction Products - Miscellaneous (0.9%)
57,072	Builders FirstSource, Inc.+	1,861,689

	Building Products - Wood (0.7%)
28,276	Masco Corp.	1,558,856

	Commercial Services - Finance (3.9%)
6,612	Equifax, Inc.	1,037,423
52,201	IHS Markit Ltd.	4,098,301
35,858	TransUnion	3,016,734
		8,152,458
	Consulting Services (0.9%)
10,860	Verisk Analytics, Inc.	2,012,467

	Data Processing/Management (0.4%)
31,035	Dunn & Bradstreet Holdings, Inc.+	796,358

	Distribution/Wholesale (0.5%)
25,749	HD Supply Holdings, Inc.+	1,061,889

	Electric Products - Miscellaneous (1.0%)
20,658	AMETEK, Inc.	2,053,405

	Electronic Measurement Instruments (1.2%)
34,102	Fortive Corp.	2,598,913

	Engineering/ Research & Development Services (0.6%)
30,345	AECOM+	1,269,635

	Enterprise Software/Services (0.7%)
46,497	Clarivate PLC+	1,440,942

	Machinery - General Industry (1.4%)
7,482	Roper Technologies, Inc.	2,956,213

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2020 (unaudited)

Shares	Common Stocks (continued)	Market Value	(a)
	Industrials (continued)
	Machinery - Pumps (2.4%)
11,718	Dover Corp.	$1,269,528
45,621	Xylem, Inc.	3,837,639
		5,107,167
	Rental Auto/Equipment (0.6%)
31,399	Herc Holdings, Inc.+	1,243,714

	Transportation - Truck (0.7%)
17,202	XPO Logistics, Inc.+	1,456,321

	Waste Management (1.8%)
34,355	GFL Environmental, Inc.	730,387
32,452	Republic Services, Inc.	3,029,394
		3,759,781
	Total Industrials	42,161,745

	Information Technology (25.7%)
	Applications Software (3.0%)
30,346	CDK Global, Inc.	1,322,782
82,353	SS&C Technologies Holdings, Inc.	4,984,004
		6,306,786
	Commercial Services - Finance (2.9%)
11,710	FleetCor Technologies, Inc.+	2,788,151
18,992	Global Payments, Inc.	3,372,599
		6,160,750
	Computer Hardware & Storage (1.8%)
54,523	Dell Technologies, Inc.+	3,690,662

	Computer Services (2.3%)
9,685	CACI International, Inc.+	2,064,455
7,460	Leidos Holdings, Inc.	665,059
27,863	Science Applications International Corp.	2,185,016
		4,914,530
	Data Processing/Management (4.0%)
16,396	Broadridge Financial Solutions, Inc.	2,164,272
24,980	Fidelity National Information Services, Inc.	3,677,306
25,393	Fiserv, Inc.+	2,616,749
		8,458,327
	Electronic Components - Semiconductors (3.4%)
85,651	Marvell Technology Group Ltd.	3,400,345
65,865	ON Semiconductor Corp.+	1,428,612
18,792	Qorvo, Inc.+	2,424,356
		7,253,313

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2020 (unaudited)

Shares	Common Stocks (continued)	Market Value	(a)
	Information Technology (continued)
	Electronic Measurement Instruments (2.0%)
41,148	FLIR Systems, Inc.	$1,475,156
27,223	Keysight Technologies, Inc.+	2,689,088
		4,164,244
	Internet Security (0.7%)
70,142	NortonLifeLock, Inc.	1,461,759

	Office Automation & Equipment (2.6%)
23,007	CDW Corp.	2,750,027
10,770	Zebra Technologies Corp.+	2,718,994
		5,469,021
	Semiconductor Equipment (0.8%)
23,357	Entegris, Inc.	1,736,359

	Specified Purpose Acquisition (0.6%)
127,911	Churchill Capital Corp. III+	1,311,088

	Wireless Equipment (1.6%)
21,513	Motorola Solutions, Inc.	3,373,454
	Total Information Technology	54,300,293

	Materials (7.5%)
	Chemicals - Diversified (0.7%)
13,232	FMC Corp.	1,401,401

	Commercial Services (1.3%)
14,189	Ecolab, Inc.	2,835,530

	Containers - Metal/Glass (1.7%)
42,758	Ball Corp.	3,554,045

	Containers - Paper/Plastic (3.8%)
42,289	Berry Global Group, Inc.+	2,043,404
50,318	Crown Americas LLC+	3,867,441
150,158	Graphic Packaging International, Inc.	2,115,726
		8,026,571
	Total Materials	15,817,547

	Utilities (1.0%)
	Water (1.0%)
15,464	American Water Works Co., Inc.	2,240,424
	Total Common Stocks (cost $152,475,697)	208,965,624

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2020 (unaudited)

Shares	Short-Term Investment (1.2%)	Market Value	(a)
2,505,254	Dreyfus Treasury Obligations Cash Management - Institutional Shares, 0.01%* (cost $2,505,254)	$2,505,254

Total Investments (cost $154,980,951 - note b)	100.2%	211,470,878
Other assets less liabilities	(0.2)	(377,088)
Net Assets	100.0%	$211,093,790

+ Non-income producing security.
* The rate is an annualized seven-day yield at period end.

Portfolio Distribution	Percent of Common Stocks
Aerospace/Defense - Equipment	2.3%
Applications Software	3.0
Brewery	1.4
Building - Residential/Commercial	0.6
Building & Construction Products - Miscellaneous	0.9
Building Products - Wood	0.7
Cable/Satellite TV	1.8
Cellular Telecom	1.6
Chemicals - Diversified	0.7
Commercial Services	1.4
Commercial Services - Finance	6.9
Computer Hardware & Storage	1.8
Computer Services	2.4
Computer Software	0.7
Consulting Services	1.0
Containers - Metal/Glass	1.7
Containers - Paper/Plastic	3.8
Data Processing/Management	4.4
Diagnostic Equipment	1.2
Distribution/Wholesale	1.3
Electric Products - Miscellaneous	1.0
Electronic Components - Semiconductors	3.5
Electronic Measurement Instruments	3.2
Engineering/ Research & Development Services	0.6
Enterprise Software/Services	0.7
Finance - Auto Loans	1.2
Finance - Commercial	0.2
Finance - Credit Card	0.5
Finance - Investment Banker/Broker	1.4
Finance - Other Services	1.7
Food - Miscellaneous/Diversified	0.9
Food - Retail	0.7

See accompanying notes to financial statements.

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2020 (unaudited)

Portfolio Distribution	Percent of Common Stocks
Food - Wholesale/Distributors	1.2
Funeral Service & Related Items	1.2
Hotels & Motels	0.5
Insurance Brokers	2.9
Internet Security	0.7
Investment Management/Advisor Service	0.9
Machinery - General Industry	1.4
Machinery - Pumps	2.4
Medical - Biomedical/Gene	1.3
Medical - Drugs	0.8
Medical - HMO	0.8
Medical - Hospitals	1.1
Medical Equipment	1.3
Medical Information Systems	1.3
Medical Laboratories & Testing Services	4.0
Medical Products	2.4
Midstream Oil & Gas	0.6
Office Automation & Equipment	2.6
Oil Refining & Marketing	0.3
Racetracks	0.8
Recreational Vehicles	0.3
REITS - Diversified	2.7
REITS - Single Tenant	1.5
REITS - Warehouse/Industrial	1.3
Rental Auto/Equipment	0.6
Retail - Auto Parts	0.4
Retail - Discount	0.7
Retail - Restaurants	0.6
Semiconductor Equipment	0.8
Specified Purpose Acquisition	0.6
Toys	0.6
Transportation - Truck	0.7
Veterinary Diagnostics	1.0
Waste Management	1.8
Water	1.1
Wireless Equipment	1.6
100.0%

See accompanying notes to financial statements.

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2020 (unaudited)

(a)                 Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b)                 At September 30, 2020 , the net unrealized appreciation on investments, based on cost for federal income tax purposes of $155,758,688 amounted to $55,712,190, which consisted of aggregate gross unrealized appreciation of $58,076,751 and aggregate gross unrealized depreciation of $2,364,561.

(c)                 Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of September 30, 2020:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices:
Common Stocks and Short-Term Investment	$ 211,470,878
Level 2 – Other Significant Observable Inputs:	—
Level 3 – Significant Unobservable Inputs	—
Total	$ 211,470,878
+ See schedule of investments for a detailed listing of securities.